Prospectus Supplement                                             217638  8/04

dated August 20, 2004 to:

PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2004

In the section entitled "Who manages the funds?" the table entry with respect to Putnam VT Capital Appreciation Fund (to the extent that this prospectus otherwise offers this fund) in the table showing the investment management team members who coordinate the management of the fund's portfolio is replaced with the following:

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PUTNAM VT CAPITAL APPRECIATION FUND
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U.S. Core and U.S. Small- and Mid-Cap Core Teams
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Portfolio leader           Since    Experience
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Josh H. Brooks             2004     2003 - Present        Putnam Management
                                    Prior to April 2003   Delaware Investments
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Portfolio members          Since    Experience
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Richard P. Cervone         2004     1998 - Present        Putnam Management
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Joseph P. Joseph           1999     1994 - Present        Putnam Management
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James C. Wiess             2004     2000 - Present        Putnam Management
                                    Prior to April 2000   JP Morgan Company
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James S. Yu                2003     2002 - Present        Putnam Management
                                    Prior to Oct. 2002    John Hancock Funds
                                    Prior to June 2000    Merrill Lynch
                                                          Investment Management
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                                                                     HV-4856
PUTNAM INVESTMENTS

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